Recurring Fair Value Measurements - Changes in fair value of the beginning and ending for our warrant classified as Level 3 (Details) - Kingswood Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in value of Convertible Promissory Note	$ 43,863	$ (148,338)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning	1,679,640	2,820,607
Borrowing - Convertible Promissory Note	250,000	1,500,000
Change in value of Convertible Promissory Note	43,863	(148,338)
Change in fair value - Private Warrant Liabilities	393,573	(2,492,629)
Fair value at ending	$ 2,367,076	$ 1,679,640